UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

STATE STREET NAVIGATOR SECURITIES LENDING
GOVERNMENT MONEY MARKET PORTFOLIO
ANNUAL REPORT
December 31, 2023

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Annual Report
December 31, 2023

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition*	December 31, 2023
Government Agency Repurchase Agreements	34.5%
Treasury Repurchase Agreements	27.7
Treasury Debt	22.1
Government Agency Debt	11.0
Other Assets in Excess of Liabilities	4.7
Total	100.0%
*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

Maturity Ladder*	December 31, 2023
2 to 30 Days	63.2%
31 to 60 Days	3.5
61 to 90 Days	4.5
Over 90 Days	24.7
Total	95.9%
Average days to maturity	37
Weighted average life	51
*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
December 31, 2023
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 11.0%
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.04%(a)	5.440%	12/30/2023	02/05/2024	$ 6,900,000	$ 6,899,767
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.05%(a)	5.445%	12/30/2023	03/08/2024	2,600,000	2,599,989
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.05%(a)	5.450%	12/30/2023	02/23/2024	8,700,000	8,699,924
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.05%(a)	5.450%	12/30/2023	05/09/2024	14,800,000	14,800,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	5.480%	12/30/2023	08/14/2024	6,400,000	6,400,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	5.480%	12/30/2023	09/27/2024	22,100,000	22,100,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	5.490%	12/30/2023	09/16/2024	3,040,000	3,040,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	5.500%	12/30/2023	10/11/2024	23,000,000	23,000,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	5.505%	12/30/2023	11/22/2024	5,200,000	5,200,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	5.510%	12/30/2023	11/15/2024	8,250,000	8,250,000
Aaa, AA+	Federal Home Loan Bank Discount Notes	5.195%	09/25/2024	09/25/2024	46,400,000	44,612,227
Aaa, AA+	Federal Home Loan Bank Discount Notes	5.230%	04/29/2024	04/29/2024	4,000,000	3,931,429
Aaa, AA+	Federal Home Loan Banks	5.414%	06/07/2024	06/07/2024	26,600,000	26,600,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.03%(a)	5.430%	12/30/2023	01/17/2024	32,100,000	32,100,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.03%(a)	5.430%	12/30/2023	01/22/2024	22,000,000	22,000,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	5.435%	12/30/2023	01/26/2024	22,800,000	22,800,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	5.440%	12/30/2023	01/25/2024	75,000,000	75,000,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	5.445%	12/30/2023	02/22/2024	50,000,000	50,000,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	5.445%	12/30/2023	03/25/2024	11,100,000	11,100,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	5.450%	12/30/2023	03/01/2024	26,600,000	26,600,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	5.450%	12/30/2023	03/18/2024	33,100,000	33,100,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	5.450%	12/30/2023	03/20/2024	7,150,000	7,150,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	5.450%	12/30/2023	03/25/2024	23,500,000	23,500,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	5.450%	12/30/2023	04/26/2024	15,100,000	15,100,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	5.450%	12/30/2023	05/10/2024	6,750,000	6,750,000
See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2023
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.07%(a)	5.470%	12/30/2023	07/05/2024	$ 9,900,000	$ 9,900,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.08%(a)	5.480%	12/30/2023	08/16/2024	42,100,000	42,100,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	5.510%	12/30/2023	11/21/2024	25,100,000	25,100,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	5.510%	12/30/2023	12/02/2024	24,000,000	24,000,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	5.510%	12/30/2023	12/19/2024	38,600,000	38,600,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.12%(a)	5.520%	12/30/2023	05/28/2024	147,500,000	147,500,000
TOTAL GOVERNMENT AGENCY DEBT						788,533,336
	TREASURY DEBT — 22.1%
Aaa, AA+	U.S. Treasury Bills	4.835%	11/29/2024	11/29/2024	38,750,000	37,022,159
Aaa, AA+	U.S. Treasury Bills	5.075%	08/08/2024	08/08/2024	41,600,000	40,313,889
Aaa, AA+	U.S. Treasury Bills	5.100%	06/27/2024	06/27/2024	40,750,000	39,729,054
Aaa, AA+	U.S. Treasury Bills	5.116%	09/05/2024	09/05/2024	19,100,000	18,429,461
Aaa, AA+	U.S. Treasury Bills	5.128%	06/20/2024	06/20/2024	75,000,000	73,183,309
Aaa, AA+	U.S. Treasury Bills	5.162%	06/13/2024	06/13/2024	70,000,000	68,356,057
Aaa, AA+	U.S. Treasury Bills	5.165%	06/06/2024	06/06/2024	94,250,000	92,137,625
Aaa, AA+	U.S. Treasury Bills	5.180%	10/03/2024	10/03/2024	73,100,000	70,200,122
Aaa, AA+	U.S. Treasury Bills	5.203%	05/23/2024	05/23/2024	125,000,000	122,430,490
Aaa, AA+	U.S. Treasury Bills	5.210%	04/30/2024	04/30/2024	130,000,000	127,759,708
Aaa, AA+	U.S. Treasury Bills	5.220%	04/23/2024	04/23/2024	100,000,000	98,376,000
Aaa, AA+	U.S. Treasury Bills	5.230%	04/09/2024	04/09/2024	140,000,000	138,004,578
Aaa, AA+	U.S. Treasury Bills	5.240%	05/30/2024	05/30/2024	90,000,000	88,048,100
Aaa, AA+	U.S. Treasury Bills	5.241%	04/02/2024	04/02/2024	50,000,000	49,337,678
Aaa, AA+	U.S. Treasury Bills	5.253%	05/09/2024	05/09/2024	30,600,000	30,028,501
Aaa, AA+	U.S. Treasury Bills	5.257%	01/04/2024	01/04/2024	14,200,000	14,195,785
Aaa, AA+	U.S. Treasury Bills	5.260%	03/26/2024	03/26/2024	135,000,000	133,343,100
Aaa, AA+	U.S. Treasury Bills	5.268%	02/08/2024	02/08/2024	26,000,000	25,859,303
Aaa, AA+	U.S. Treasury Bills	5.273%	02/01/2024	02/01/2024	24,000,000	23,894,510
Aaa, AA+	U.S. Treasury Bills	5.300%	03/07/2024	03/07/2024	18,900,000	18,719,138
Aaa, AA+	U.S. Treasury Bills	5.306%	03/28/2024	03/28/2024	34,100,000	33,667,646
Aaa, AA+	U.S. Treasury Bills	5.318%	05/02/2024	05/02/2024	70,000,000	68,748,440
Aaa, AA+	U.S. Treasury Bills	5.325%	01/23/2024	01/23/2024	17,500,000	17,445,641
Aaa, AA+	U.S. Treasury Bills	5.326%	01/02/2024	01/02/2024	40,100,000	40,100,000
Aaa, AA+	U.S. Treasury Bills	5.330%	01/16/2024	01/16/2024	7,400,000	7,384,661
Aaa, AA+	U.S. Treasury Bills	5.332%	01/09/2024	01/09/2024	15,000,000	14,984,448
Aaa, AA+	U.S. Treasury Bills	5.338%	04/04/2024	04/04/2024	14,200,000	14,004,157
Aaa, AA+	U.S. Treasury Bills	5.343%	01/30/2024	01/30/2024	28,500,000	28,381,505
Aaa, AA+	U.S. Treasury Bills	5.351%	02/29/2024	02/29/2024	18,900,000	18,737,134
Aaa, AA+	U.S. Treasury Bills	5.363%	02/13/2024	02/13/2024	30,000,000	29,812,305
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2023
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT – (continued)
Aaa, AA+	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.02%(a)	5.316%	12/30/2023	01/31/2024	$ 3,190,000	$ 3,190,090
TOTAL TREASURY DEBT						1,585,824,594
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 34.5%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/19/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 04/01/2043 – 01/01/2054, and Federal National Mortgage Associations, 2.000% – 6.279% due 08/01/2027 – 06/01/2052, valued at $5,100,000); expected proceeds $5,069,767	5.460%	01/01/2024	01/05/2024	5,000,000	5,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/05/2023 (collateralized by Federal Home Loan Mortgage Associations, 3.500% due 02/01/2045 – 07/01/2045 valued at $51,000,000); expected proceeds $50,912,333(b)	5.520%	04/02/2024	04/02/2024	50,000,000	50,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 6.500% due 01/01/2036 – 11/01/2053, Federal National Mortgage Associations, 1.500% – 6.000% due 04/01/2032 – 11/01/2053, Federal National Mortgage Associations Strips, 2.500% due 05/25/2052, and Government National Mortgage Associations, 4.000% – 6.000% due 07/20/2048 – 08/20/2063, valued at $255,000,000); expected proceeds $250,148,611	5.350%	01/02/2024	01/02/2024	250,000,000	250,000,000
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2023
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 01/01/2025 – 05/01/2053, Federal National Mortgage Associations, 1.500% – 8.000% due 01/01/2027 – 10/01/2052, and Government National Mortgage Associations, 3.000% – 8.000% due 10/15/2029 – 07/20/2051, valued at $24,480,000); expected proceeds $24,434,980	5.460%	01/01/2024	01/05/2024	$ 24,000,000	$ 24,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal National Mortgage Associations, 3.000% – 3.500% due 02/01/2042 – 04/01/2047, valued at $510,000,000); expected proceeds $500,297,222	5.350%	01/02/2024	01/02/2024	500,000,000	500,000,000
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 12/13/2023 (collateralized by a Federal Home Loan Mortgage Corporations, 7.000% due 01/01/2054, Federal National Mortgage Associations, 2.500% – 6.000% due 11/01/2043 – 11/01/2053, Government National Mortgage Associations, 3.000% – 7.000% due 01/20/2047 – 07/15/2053, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, and a U.S. Treasury Strip, 0.000% due 5/15/2039, valued at $25,500,000); expected proceeds $25,450,000(b)	5.400%	04/11/2024	04/11/2024	25,000,000	25,000,000
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2023
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri–Party), dated 12/13/2023 (collateralized by a Federal National Mortgage Association, 4.500% due 08/01/2052, and a Government National Mortgage Association, 5.000% due 07/20/2053, valued at $10,200,000); expected proceeds $10,074,028	5.330%	01/05/2024	01/05/2024	$ 10,000,000	$ 10,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by Government National Mortgage Associations, 4.500% – 6.500% due 04/20/2053, and a U.S. Treasury Note, 0.250% due 05/15/2024, valued at $112,200,003); expected proceeds $110,114,644	5.360%	01/03/2024	01/03/2024	110,000,000	110,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collaterlized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 01/01/2037 – 01/01/2052, Federal National Mortgage Associations, 3.500% – 6.000% due 03/01/2037 – 08/01/2053, Federal National Mortgage Associations Strips, 2.000% – 6.000% due 01/01/2042 – 02/01/2053 and a Government National Mortgage Associations, 5.500% due 11/15/2036, valued at $25,500,000); expected proceeds $25,025,910	5.330%	01/05/2024	01/05/2024	25,000,000	25,000,000
NR, A-1	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal National Mortgage Associations, 3.500% – 6.500% due 02/01/2035 – 01/01/2054, valued at $25,500,000); expected proceeds $25,014,861	5.350%	01/02/2024	01/02/2024	25,000,000	25,000,000
See accompanying notes to financial statements.
6

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2023
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/14/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.150% due 07/01/2036 – 08/01/2053, and Federal National Mortgage Associations, 1.500% – 7.000% due 07/01/2034 – 07/01/2056, valued at $45,900,001); expected proceeds $45,327,688(b)	5.350%	02/01/2024	02/01/2024	$ 45,000,000	$ 45,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.925% – 5.928% due 05/01/2036 – 06/01/2050, and Federal National Mortgage Associations, 2.000% – 7.500% due 05/01/2030 – 01/01/2054, valued at $714,000,001); expected proceeds $700,415,333	5.340%	01/02/2024	01/02/2024	700,000,000	700,000,000
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a Federal Home Loan Mortgage Corporation, 4.892% due 11/01/2053, and Federal National Mortgage Associations, 3.500% – 7.000% due 01/01/2048 – 02/01/2053, valued at $5,100,001); expected proceeds $5,002,967	5.340%	01/02/2024	01/02/2024	5,000,000	5,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a Federal Home Loan Mortgage Corporations, 4.000% due 12/30/2024, and Federal National Mortgage Associations, 1.625% – 5.825% due 01/07/2025 – 09/01/2027, valued at $61,200,000); expected proceeds $60,035,667	5.350%	01/02/2024	01/02/2024	60,000,000	60,000,000
See accompanying notes to financial statements.
7

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2023
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Government National Mortgage Associations, 2.000% – 4.500% due 12/20/2044 – 05/20/2052, valued at $511,020,000); expected proceeds $501,297,817	5.350%	01/02/2024	01/02/2024	$ 501,000,000	$ 501,000,000
NR, A-1	Agreement with Wells Fargo and Bank of New York Mellon (Tri–Party), dated 11/17/2023 (collateralized by Federal National Mortgage Associations, 2.000% – 6.500% due 08/01/2038 – 12/01/2053, valued at $35,947,699); expected proceeds $35,480,404(b)	5.430%	02/16/2024	02/16/2024	35,000,000	35,000,000
NR, A-1	Agreement with Wells Fargo and Bank of New York Mellon (Tri-Party), dated 12/18/2023 (collateralized by a Federal National Mortgage Association, 6.500% due 12/01/2053, valued at $51,114,538); expected proceeds $50,890,847(b)	5.390%	04/15/2024	04/15/2024	50,000,000	50,000,000
NR, A-1	Agreement with Wells Fargo and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal National Mortgage Associations, 3.000% – 6.000% due 01/01/2044 – 12/01/2053 valued at $51,030,374); expected proceeds $50,052,111	5.360%	01/05/2024	01/05/2024	50,000,000	50,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						2,470,000,000
	TREASURY REPURCHASE AGREEMENTS — 27.7%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/19/2023 (collateralized by a U.S Treasury Note, 1.250% due 08/15/2031, and U.S Treasury Strips, 0.000% due 02/15/2034 – 08/15/2031, valued at $5,100,000); expected proceeds $5,069,511	5.440%	01/01/2024	01/05/2024	5,000,000	5,000,000
See accompanying notes to financial statements.
8

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2023
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by a U.S Treasury Bond, 4.750% due 11/15/2053, and U.S Treasury Strips, 0.000% due 05/15/2043 – 08/15/2048, valued at $30,600,030); expected proceeds $30,540,978	5.440%	01/01/2024	01/05/2024	$ 30,000,000	$ 30,000,000
P-1, A-1	Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by, a U.S Treasury Note, 4.125% due 07/31/2028 , valued at $20,400,074); expected proceeds $20,011,778	5.300%	01/02/2024	01/02/2024	20,000,000	20,000,000
P-1, A-1	Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by, U.S. Treasury Bonds, 3.625% – 3.875% due 05/15/2043 – 02/15/2053, and a U.S. Treasury Note, 4.000% due 07/31/2030, valued at $275,400,172); expected proceeds $270,159,900	5.330%	01/02/2024	01/02/2024	270,000,000	270,000,000
P-1, A-1	Agreement with Barclays Capital, Inc., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 1.375% due 08/15/2050, valued at $20,465,568); expected proceeds $20,011,889	5.350%	01/02/2024	01/02/2024	20,000,000	20,000,000
P-1, A-1	Agreement with Credit Agricole and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Note, 0.750% due 04/30/2026, valued at $10,200,010); expected proceeds $10,005,933	5.340%	01/02/2024	01/02/2024	10,000,000	10,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, and U.S. Treasury Notes, 0.250% – 2.375% due 05/15/2024 – 02/15/2030, valued at $800,471,165); expected proceeds $800,471,111	5.300%	01/02/2024	01/02/2024	800,000,000	800,000,000
See accompanying notes to financial statements.
9

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2023
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Note, 2.750% due 04/30/2027, valued at $127,500,079); expected proceeds $125,074,028	5.330%	01/02/2024	01/02/2024	$ 125,000,000	$ 125,000,000
P-1, A-1	Agreement with Mitsubishi UFJ Securities, Inc., dated 12/29/2023 (collateralized by U.S. Treasury Notes, 2.250% – 3.500%, due 02/15/2039 – 02/15/2049, valued at $611,788,187); expected proceeds $600,356,667	5.350%	01/02/2024	01/02/2024	600,000,000	600,000,000
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/13/2023 (collateralized by U.S. Treasury Bonds, 4.000% – 4.375% due 11/15/2039 – 11/15/2042, U.S. Treasury Inflation Index Bonds, 0.625% – 2.500% due 01/15/2025 – 02/15/2049, and U.S. Treasury Notes, 0.250% – 4.375% due 05/15/2024 – 11/15/2032 valued at $10,200,000); expected proceeds $10,179,333	5.380%	01/05/2024	01/05/2024	10,000,000	10,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/04/2023 (collateralized by a U.S. Treasury Note, 4.375% due 12/15/2026, valued at $25,500,029); expected proceeds $25,403,479(b)	5.430%	03/20/2024	03/20/2024	25,000,000	25,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by a U.S. Treasury Note, 3.875% due 08/15/2033, valued at $51,000,053); expected proceeds $50,052,500	5.400%	01/03/2024	01/03/2024	50,000,000	50,000,000
See accompanying notes to financial statements.
10

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2023
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by a U.S. Treasury Note, 4.125% due 06/15/2026, valued at $23,460,077); expected proceeds $23,024,105	5.390%	01/03/2024	01/03/2024	$ 23,000,000	$ 23,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						1,988,000,000
TOTAL INVESTMENTS –95.3% (Cost $6,832,357,930)(c),(d)						6,832,357,930
Other Assets in Excess of Liabilities —4.7%						338,136,602
NET ASSETS –100.0%						$7,170,494,532
*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Illiquid security. These securities represent $230,000,000 or 3.2% of net assets as of December 31, 2023.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
11

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in securities, at value — unaffiliated issuers	$ 2,374,357,930
Repurchase agreements, at amortized cost	4,458,000,000
Total Investments — unaffiliated issuers	6,832,357,930
Cash	461,012,103
Interest receivable — unaffiliated issuers	9,377,139
Prepaid expenses and other assets	17,348
TOTAL ASSETS	7,302,764,520
LIABILITIES
Payable for investments purchased	127,759,708
Advisory fee payable	109,742
Administration fees payable	4,703
Custodian, sub-administration and transfer agent fees payable	8,890
Trustees’ fees and expenses payable	959
Professional fees payable	40,143
Distribution payable	4,212,069
Accrued expenses and other liabilities	133,774
TOTAL LIABILITIES	132,269,988
NET ASSETS	$ 7,170,494,532
NET ASSETS CONSIST OF:
Paid-in capital	$ 7,170,486,686
Total distributable earnings (loss)	$ 7,846
NET ASSETS	$ 7,170,494,532
NET ASSET VALUE PER SHARE
Net asset value per share	$ 1.00
Shares outstanding ($0.001 par value)	7,170,476,637
COST OF INVESTMENTS:
Investments at cost	$ 6,832,357,930
See accompanying notes to financial statements.
12

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income - unaffiliated issuers	$ 429,602,715
EXPENSES
Advisory fees	1,490,728
Administration fees	63,888
Custodian, sub-administration and transfer agent fees	1,100,782
Trustees’ fees and expenses	101,148
Professional fees	84,453
Insurance expense	39,508
Miscellaneous expenses	47,376
TOTAL EXPENSES	2,927,883
NET INVESTMENT INCOME (LOSS)	426,674,832
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	535
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 426,675,367
See accompanying notes to financial statements.
13

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/2023	Year Ended 12/31/2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 426,674,832	$ 171,178,917
Net realized gain (loss)	535	5,950
Net increase (decrease) in net assets resulting from operations	426,675,367	171,184,867
DISTRIBUTIONS TO SHAREHOLDERS:	(426,526,329)	(171,331,265)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	149,631,887,820	166,345,836,553
Cost of shares redeemed	(152,278,075,021)	(163,833,183,048)
Net increase (decrease) in net assets from beneficial interest transactions	(2,646,187,201)	2,512,653,505
Net increase (decrease) in net assets during the period	(2,646,038,163)	2,512,507,107
Net assets at beginning of period	9,816,532,695	7,304,025,588
NET ASSETS AT END OF PERIOD	$ 7,170,494,532	$ 9,816,532,695
SHARES OF BENEFICIAL INTEREST:
Shares sold	149,631,887,820	166,345,836,553
Shares redeemed	(152,278,075,021)	(163,833,183,048)
Net increase (decrease)	(2,646,187,201)	2,512,653,505
See accompanying notes to financial statements.
14

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0506	0.0168	0.0003	0.0042	0.0218
Net realized and unrealized gain (loss)	(0.0001)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)
Total from investment operations	0.0505	0.0168	0.0003	0.0042	0.0218
Distributions to shareholders from:
Net investment income	(0.0505)	(0.0168)	(0.0003)	(0.0042)	(0.0218)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return(b)	5.05%	1.68%	0.03%	0.42%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,170,495	$9,816,533	$7,304,026	$7,423,439	$8,865,068
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.04%
Net expenses	0.03%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	5.00%	1.81%	0.03%	0.42%	2.18%
(a)	Amount is less than $0.00005 per share.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements
December 31, 2023
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee").
The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2023
The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•       Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•       Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2023
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Fund had invested in repurchase agreements with the gross values (principal) of $4,458,000,000 and associated collateral equal to $4,531,878,061.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2024 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Fund's Board.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement. There were no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2023.
18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2023
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2023, based on management’s evaluation of the shareholder account base,  the number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	3	42.30%
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
19

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2023
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 426,526,329	$ -	$ -	$ 426,526,329
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 171,329,487	$ 1,778	$ -	$ 171,331,265
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 7,846	$ -	$ -	$ -	$ -	$ 7,846

As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession,
20

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2023
changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
21

Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Navigator Securities Lending Government Money Market Portfolio and the Board of Trustees of State Street Navigator Securities Lending Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
22

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited)
December 31, 2023
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund’s cost in two ways:
•       Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
•       Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.03%	$1,026.80	$0.15	$1,025.10	$0.15
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
23

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2023
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP filing is available (1) on the SEC’s website at www.sec.gov or (2) by calling 1-877-521-4083 (toll free).
24

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2023
TRUSTEES AND OFFICERS INFORMATION
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 6/16	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 – 2023); Independent Director, SSGA Fixed Income PLC (January 2009 – 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 – 2019).	54	Board Director and
Chairman, SSGA SPDR ETFs
Europe I, PLC Board
(2011 – March 2023);
Board Director and
Chairman, SSGA SPDR ETFs
Europe I, PLC
(2013 – March 2023);
Board Director, State Street Liquidity PLC (1998 – March 2023).
25

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld
Bridal Corp. (January
2016 – present);
Trustee of
Neuroscience
Research Institute
(1986 – 2017);
Trustee of Fordham
University (1989 –
1995 and 2001 –
2007) and Trustee
Emeritus (2007 –
present); Trustee
and Independent
Chairperson of GE
Funds (1993 –
February 2011);
Director, Muscular
Dystrophy
Association
(2019 – present);and Trustee of
Gregorian University
Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.
26

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
27

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice-Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – 2022) and Accounting Professor (1987 – present) at Fordham University.	54	Director– Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and
President, Russell
Investments Fund
Services, LLC
(2010 – 2023);
Director, Russell
Investment
Management, LLC,
Russell Investments
Trust Company and Russell Investments
Financial Services,
					LLC (2010 – 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
28

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2023
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: Since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurerand Principal Financial Officer	Term: Indefinite Served: since 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Arthur A. Jensen SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017)*.
John Bettencourt SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB : 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
29

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 07/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
Andrew J. Delorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).
David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel,
State Street Global Advisors
(April 2019 – present);
Vice President and Counsel,
State Street Global Advisors
(August 2015 – April 2019);
Associate, Ropes & Gray LLP
(November 2012 – August 2015).
E. Gerard Maiorana, JR. SSGA Funds Management, Inc. One Iron Street YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).
* Served in various capacities and/or with various affiliated entities during noted time period.
30

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
One Congress Street
Boston, MA 02114
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO I
ANNUAL REPORT
December 31, 2023

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Annual Report
December 31, 2023

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (Unaudited)
The State Street Navigator Securities Lending Portfolio I (the “Fund”) seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return. The Fund’s benchmark is the JP Morgan One Month U.S. Dollar LIBOR Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 5.43%, and the return for the Index was 5.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
High short term Treasury yields and the Fund’s allocation to non-Treasury cash products were the primary drivers of relative performance to the Index.
Over the course of 2023 the Fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. In order to reign in persistent inflation and an overheated economy, the U.S. Federal Reserve (the “Fed”) began an about-face on the previous easy monetary policy in 2022 by embarking on an aggressive rate hiking cycle. The Central Bank raised interest rates by a total of 5.25% over the past two years. This hawkish pivot roiled markets and sent yields soaring, providing a boon for the cash markets, which had seen ultra-low interest rates in prior years.
The duration of the Fund was managed in order to maximize safety and liquidity while still allowing for competitive returns. Treasury Bill yields plunged in March and April during the height of the banking crisis after a number of U.S. regional banks as well as Credit Suisse were downgraded by ratings agencies and ultimately either failed or were bought by other large banks. The incident sent shockwaves through global markets as investors feared contagion into other sectors of the global economy. Investors fled to safe-haven assets sending yields plummeting. Ultimately, the contagion story did not play out, and market volatility was calmed as early as April. In the second half of the year, short term yields held steady with one-month Bills yielding between 5.30–5.40%.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Portfolio Statistics (Unaudited)
Portfolio Composition*	December 31, 2023
Certificates Of Deposit	27.3%
Financial Company Commercial Paper	21.7
Asset Backed Commercial Paper	12.0
Government Agency Repurchase Agreements	10.9
Treasury Repurchase Agreements	10.7
Other Notes	9.7
Other Repurchase Agreements	5.9
Other Assets in Excess of Liabilities	1.8
Total	100.0%
*	As a percentage of net assets as of the date indicated. The composition will vary over time.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.2%
ASSET BACKED COMMERCIAL PAPER — 12.0%
Anglesea Funding LLC 5.48%, 1/2/2024 (a)	$ 5,000,000	$ 4,997,038
Antalis SA 5.40%, 1/12/2024 (a)	5,000,000	4,989,600
Barclays Bank PLC 5.71%, 4/2/2024	1,750,000	1,724,836
Britannia Funding Co. LLC 5.47%, 2/14/2024 (a)	5,000,000	4,964,565
Cancara Asset Securitisation LLC 5.44%, 1/8/2024	2,250,000	2,246,648
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.41%, 5.81%, 5/28/2024 (a),(b)	5,000,000	5,000,559
Concord Minutemen Capital Co. LLC 5.77%, 5/30/2024 (a)	2,000,000	2,000,586
Glencove Funding LLC 5.45%, 6/11/2024 (a)	8,000,000	7,805,978
Gotham Funding Corp. 5.65%, 2/15/2024 (a)	3,250,000	3,226,522
Great Bear Funding LLC 5.35%, 1/2/2024 (a)	5,000,000	4,997,035
Ionic Funding LLC 5.48%, 1/18/2024	10,000,000	9,969,658
Podium Funding Trust 5.64%, 5/28/2024	10,000,000	9,778,347
		61,701,372
CERTIFICATES OF DEPOSIT — 27.3%
Bank of Montreal SOFR + 0.47%, 5.87%, 12/18/2024 (b)	5,000,000	5,000,020
Barclays Bank PLC SOFR + 0.50%, 5.89%, 2/9/2024 (b)	5,000,000	5,002,010
Barclays Bank PLC 6.00%, 6/5/2024	5,000,000	5,009,410
BNP Paribas SA SOFR + 0.41%, 5.81%, 6/3/2024 (b)	5,000,000	5,004,522
Canada Imperial Bank of Commerce 5.43%, 1/22/2024	5,000,000	5,000,094
Canada Imperial Bank of Commerce 5.50%, 12/6/2024	5,000,000	5,014,466
Canada Imperial Bank of Commerce 6.01%, 7/3/2024	5,000,000	5,013,822
Citibank NA 5.78%, 3/11/2024 (c)	2,000,000	2,000,555
Citibank NA 5.92%, 7/29/2024	5,000,000	5,015,936
Citibank NA 6.01%, 9/19/2024	4,000,000	4,017,749
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Cooperatieve Rabobank UA 5.95%, 9/20/2024	$ 3,250,000	$ 3,263,805
Credit Agricole Corporate & Investment Bank 5.48%, 6/20/2024	1,500,000	1,500,853
Landesbank Baden-Wuerttemberg 5.33%, 1/4/2024	1,000,000	999,998
Landesbank Baden-Wuerttemberg 5.43%02/6/2024	14,000,000	14,000,416
Lloyds Bank Corporate Markets PLC 5.92%, 11/4/2024	4,000,000	4,021,604
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.30%, 5.70%, 6/17/2024 (b)	2,250,000	2,250,081
Mizuho Bank Ltd. SOFR + 0.40%, 5.79%, 3/7/2024 (b)	4,000,000	4,001,942
Mizuho Bank Ltd. SOFR + 0.47%, 5.86%, 1/10/2024 (b)	5,000,000	5,000,620
MUFG Bank Ltd. SOFR + 0.39%, 5.78%, 2/21/2024 (b)	2,250,000	2,250,741
MUFG Bank Ltd. SOFR + 0.39%, 5.78%, 3/13/2024 (b)	10,000,000	10,003,994
Norinchukin Bank 5.72%, 2/12/2024	2,000,000	2,000,687
Norinchukin Bank 5.73%, 3/6/2024	5,000,000	5,002,534
Norinchukin Bank 5.85%, 4/29/2024	8,000,000	8,007,727
Oversea-Chinese Banking Corp. Ltd. 5.65%, 1/22/2024	2,500,000	2,500,279
Standard Chartered Bank SOFR + 0.42%, 5.81%, 1/11/2024 (b)	5,000,000	5,000,583
Sumitomo Mitsui Banking Corp. SOFR + 0.46%, 5.86%, 1/8/2024 (b)	5,000,000	5,000,463
Svenska Handelsbanken AB SOFR + 0.47%, 5.86%, 5/24/2024 (b)	4,000,000	4,002,936
Toronto-Dominion Bank 5.71%, 5/10/2024 (c)	5,000,000	4,995,155
Wells Fargo Bank NA SOFR + 0.60%, 5.99%, 11/7/2024 (b)	5,000,000	5,007,000
Wells Fargo Bank NA SOFR + 0.65%, 6.05%, 7/3/2024 (b)	5,000,000	5,009,537
		139,899,539
FINANCIAL COMPANY COMMERCIAL PAPER — 21.7%
Banco Santander SA SOFR + 0.43%, 5.82%, 2/9/2024 (a),(b)	5,000,000	5,001,259
Bank of Nova Scotia SOFR + 0.66%, 6.06%, 5/31/2024 (a),(b)	5,000,000	5,007,263
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
BPCE SA 5.32%, 7/15/2024 (a)	$ 5,000,000	$ 4,855,218
Credit Industriel et Commercial SOFR + 0.45%, 5.85%, 1/8/2024 (a),(b)	7,000,000	7,000,695
DNB Bank ASA 5.08%, 2/13/2024 (a),(c)	2,500,000	2,483,134
DNB Bank ASA 5.31%, 1/2/2024 (a)	10,000,000	9,994,125
DNB Bank ASA 5.65%, 7/1/2024 (a)	3,000,000	2,920,417
DNB Bank ASA 5.65%, 8/28/2024 (a)	3,000,000	2,897,543
HSBC Bank PLC SOFR + 0.42%, 5.81%, 2/2/2024 (a),(b)	1,500,000	1,500,419
HSBC Bank PLC SOFR + 0.60%, 5.99%, 10/30/2024 (a),(b)	1,250,000	1,251,774
HSBC Bank PLC SOFR + 0.67%, 6.06%, 7/5/2024 (a),(b)	3,500,000	3,505,890
ING U.S. Funding LLC SOFR + 0.48%, 5.87%, 6/13/2024 (a),(b)	5,000,000	5,005,167
Macquarie Bank Ltd. 5.65%, 3/20/2024 (a)	5,000,000	4,937,149
Macquarie Bank Ltd. SOFR + 0.35%, 5.74%, 4/2/2024 (a),(b)	3,000,000	3,001,243
Macquarie Bank Ltd. SOFR + 0.37%, 5.76%, 2/23/2024 (a),(b)	2,000,000	2,000,759
National Australia Bank Ltd. 5.64%, 5/3/2024 (a)	5,000,000	4,905,990
National Australia Bank Ltd. SOFR + 0.46%, 5.86%, 1/29/2024 (a),(b)	5,000,000	5,000,624
Nationwide Building Society 5.35%, 1/8/2024 (a)	6,000,000	5,991,092
Nordea Bank Abp SOFR + 0.52%, 5.92%, 1/11/2024 (a),(b)	5,000,000	5,000,763
Royal Bank of Canada SOFR + 0.64%, 6.04%, 7/8/2024 (a),(b)	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB SOFR + 0.37%, 5.76%, 4/25/2024 (a),(b)	3,000,000	3,001,642
Skandinaviska Enskilda Banken AB SOFR + 0.52%, 5.91%, 4/12/2024 (a),(b)	5,000,000	5,004,440
Svenska Handelsbanken AB SOFR + 0.63%, 6.02%, 4/15/2024 (a),(b)	5,000,000	5,007,293
Swedbank AB SOFR + 0.41%, 5.80%, 5/6/2024 (b)	4,000,000	4,002,330
Toronto-Dominion Bank 5.51%, 2/26/2024 (a)	1,000,000	991,235
Toyota Motor Credit Corp. 5.40%, 4/16/2024	5,000,000	4,919,390
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
United Overseas Bank Ltd. 5.67%, 6/18/2024 (b)	$ 3,000,000	$ 2,999,668
		111,186,522
OTHER NOTES — 9.7%
Abu Dhabi International Bank 5.32%, 1/2/2024	7,237,000	7,237,000
Bank of America NA 5.44%, 2/7/2024 (c)	1,000,000	999,571
Bank of America NA SOFR + 0.27%, 5.66%, 4/5/2024 (b)	2,000,000	2,000,425
Canada Imperial Bank of Commerce 5.31%, 1/2/2024	5,000,000	5,000,000
Mizuho Bank Ltd. 5.32%, 1/2/2024	3,250,000	3,250,000
Royal Bank of Canada 5.32%, 1/2/2024	8,000,000	8,000,000
Royal Bank of Canada 5.32%, 1/3/2024	5,000,000	5,000,000
Royal Bank of Canada 5.32%, 1/4/2024	5,000,000	5,000,000
Toyota Motor Credit Corp. SOFR + 0.50%, 5.89%, 12/9/2024 (b)	6,000,000	6,004,615
Toyota Motor Credit Corp. SOFR + 0.55%, 5.95%, 10/16/2024 (b)	4,000,000	4,004,785
Toyota Motor Credit Corp. SOFR + 0.62%, 6.01%, 6/13/2024 (b)	3,000,000	3,002,697
		49,499,093
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 10.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by U.S. Government Obligations, 0.002% – 6.000% due 11/01/2031 – 11/20/2069, valued at $16,663,821); expected proceeds $16,009,511 5.35%, 1/2/2024	16,000,000	16,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Government Obligations, 0.000% – 5.500% due 03/20/2041 – 12/20/2063, valued at $5,149,870); expected proceeds $5,002,972 5.35%, 1/2/2024	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by U.S. Government Obligations, 2.500% – 5.000% due 06/01/2030 – 04/01/2053, valued at $30,600,001); expected proceeds $30,017,800 5.34%, 1/2/2024	30,000,000	30,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by U.S. Government Obligations, 2.500% – 6.000% due 09/20/2038 – 01/20/2053, valued at $5,100,001); expected proceeds $5,002,961 5.33%, 1/2/2024	5,000,000	5,000,000
		56,000,000
See accompanying notes to financial statements.
6

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS — 10.7%
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, U.S. Treasury Notes, 1.375% – 5.500% due 04/30/2025 – 11/15/2031, and U.S. Treasury Strips, 0.000% due 11/15/2024 – 11/15/2045, valued at $5,100,028); expected proceeds $5,002,967
5.34%, 1/2/2024	$ 5,000,000	$ 5,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 0.250% – 3.000% due 05/15/2024 – 07/15/2024, valued at $20,400,064); expected proceeds $20,011,889 5.35%, 1/2/2024	20,000,000	20,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S.Treasury Note, 4.250% due 12/31/2024, valued at $15,300,087); expected proceeds $15,008,900 5.34%, 1/2/2024	15,000,000	15,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by a U.S. Treasury Note, 4.125% due 06/15/2026 valued at $15,300,020); expected proceeds $15,008,917 5.35%, 1/2/2024	15,000,000	15,000,000
		55,000,000
OTHER REPURCHASE AGREEMENTS — 5.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by a Corporate Bond, 4.000% due 10/02/2047, valued at $1,050,768); expected proceeds $1,000,597 5.37%, 1/2/2024	1,000,000	1,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by various Common Stocks, valued at $5,400,001); expected proceeds $5,095,365 5.77%, 4/12/2024 (d)	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/15/2023 (collateralized by various Corporate Bonds, 1.125% – 8.480% due 10/01/2024 – 12/31/2099, valued at $2,157,926); expected proceeds $2,027,800 5.56%, 3/14/2024 (d)	2,000,000	2,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by various Common Stocks, and U.S. Treasury Notes, 0.750% due 4/30/2026, valued at $1,025,563); expected proceeds $1,000,608 5.47%, 1/2/2024	1,000,000	1,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by various Corporate Bonds, 1.928% – 8.750% due 10/21/2027 – 12/31/2079, and U.S. Government Obligations, 5.430% due 06/25/2031 valued at $5,319,456); expected proceeds $5,003,044 5.48%, 1/2/2024	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/08/2023 (collateralized by various Common Stocks, valued at $3,240,001); expected proceeds $3,056,723 5.72%, 4/5/2024 (d)	3,000,000	3,000,000
See accompanying notes to financial statements.
7

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by various Common Stocks, valued at $5,400,001); expected proceeds $5,095,397
5.63%, 4/29/2024 (d)	$ 5,000,000	$ 5,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by various Common Stocks, valued at $3,300,003); expected proceeds $3,018,860 5.52%, 2/6/2024 (d)	3,000,000	3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by various Corporate Bonds, 2.552% – 8.625% due 04/24/2025 – 11/28/2053 valued at $5,750,101); expected proceeds $5,005,231 5.38%, 1/3/2024	5,000,000	5,000,000
		30,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $503,092,907)		503,286,526
TOTAL INVESTMENTS — 98.2% (Cost $503,092,907)		503,286,526
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		9,160,644
NET ASSETS — 100.0%		$ 512,447,170
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.8% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $18,000,000 or 3.5% of net assets as of December 31, 2023.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
8

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2023
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$ —	$ 503,286,526	$ —	$ 503,286,526
TOTAL INVESTMENTS	$ —	$ 503,286,526	$ —	$ 503,286,526
See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in securities, at value — unaffiliated issuers	$ 362,286,526
Repurchase agreements, at amortized cost	141,000,000
Total Investments — unaffiliated issuers	503,286,526
Cash	7,783,700
Interest receivable — unaffiliated issuers	1,749,264
Receivable from Adviser (Note 4)	6,926
Prepaid expenses and other assets	1,422
TOTAL ASSETS	512,827,838
LIABILITIES
Advisory fee payable	12,006
Administration fees payable	360
Custodian, sub-administration and transfer agent fees payable	5,004
Trustees’ fees and expenses payable	134
Professional fees payable	36,422
Distribution payable	315,516
Accrued expenses and other liabilities	11,226
TOTAL LIABILITIES	380,668
NET ASSETS	$ 512,447,170
NET ASSETS CONSIST OF:
Paid-in capital	$ 512,268,505
Total distributable earnings (loss)	$ 178,665
NET ASSETS	$ 512,447,170
NET ASSET VALUE PER SHARE
Net asset value per share	$ 1.00
Shares outstanding ($0.001 par value)	512,268,505
COST OF INVESTMENTS:
Investments at cost	$ 503,092,907
See accompanying notes to financial statements.
10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income - unaffiliated issuers	$ 31,823,424
EXPENSES
Advisory fees	149,612
Administration fees	4,488
Custodian, sub-administration and transfer agent fees	97,561
Trustees’ fees and expenses	26,525
Professional fees	38,814
Insurance expense	3,432
Miscellaneous expenses	3,194
TOTAL EXPENSES	323,626
Expenses waived/reimbursed by the Adviser (Note 4)	(72,278)
NET EXPENSES	251,348
NET INVESTMENT INCOME (LOSS)	31,572,076
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	1,186
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	93,677
NET REALIZED AND UNREALIZED GAIN (LOSS)	94,863
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 31,666,939
See accompanying notes to financial statements.
11

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/2023	Year Ended 12/31/2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,572,076	$ 13,874,134
Net realized gain (loss)	1,186	29,388
Net change in unrealized appreciation/depreciation	93,677	132,106
Net increase (decrease) in net assets resulting from operations	31,666,939	14,035,628
DISTRIBUTIONS TO SHAREHOLDERS:	(31,571,369)	(13,873,781)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,088,711,248	7,529,568,137
Cost of shares redeemed	(5,256,115,177)	(7,430,655,489)
Net increase (decrease) in net assets from beneficial interest transactions	(167,403,929)	98,912,648
Net increase (decrease) in net assets during the period	(167,308,359)	99,074,495
Net assets at beginning of period	679,755,529	580,681,034
NET ASSETS AT END OF PERIOD	$ 512,447,170	$ 679,755,529
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,088,711,248	7,529,568,137
Shares redeemed	(5,256,115,177)	(7,430,655,489)
Net increase (decrease)	(167,403,929)	98,912,648
See accompanying notes to financial statements.
12

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0525	0.0184	0.0011	0.0076	0.0243
Net realized and unrealized gain (loss)	0.0005	(0.0003)	0.0001	(0.0007)	(0.0004)
Total from investment operations	0.0530	0.0181	0.0012	0.0069	0.0239
Distributions to shareholders from:
Net investment income	(0.0530)	(0.0181)	(0.0012)	(0.0069)	(0.0239)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return(b)	5.43%	1.83%	0.12%	0.70%	2.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$512,447	$679,756	$580,681	$400,905	$774,348
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.06%	0.06%	0.05%
Net expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	5.26%	1.84%	0.12%	0.76%	2.43%
Portfolio turnover rate	—% (c)	—% (c)	—% (c)	—% (c)	—% (c)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020 and December 31, 2019.
See accompanying notes to financial statements.
13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements
December 31, 2023
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•       Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2023
valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•       Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•       Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•       Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2023
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Fund had invested in repurchase agreements with the gross values (principal) of $141,000,000 and associated collateral equal to $146,257,712.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2024 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Fund's Board. For the year ended December 31, 2023, SSGA FM waived $72,278.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2023
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2023, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	2	83.38%
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 31,571,369	$ -	$ -	$ 31,571,369
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2023
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 13,873,781	$ -	$ -	$ 13,873,781
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ -	$(12,743)	$ -	$ 193,619	$ -	$ 180,876

As of December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Non-Expiring Short Term	Non-Expiring Long Term
$ 12,743	$ -
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$503,092,907	$235,186	$41,567	$193,619
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely
18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2023
affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Navigator Securities Lending Portfolio I and the Board of Trustees of State Street Navigator Securities Lending Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio I (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
20

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited)
December 31, 2023
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund’s cost in two ways:
•       Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
•       Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio I	0.04%	$1,028.40	$0.20	$1,025.00	$0.20
(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
21

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2023
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund’s proxy voting policies and procedures that are used by the Fund’s Adviser to vote proxies relating to Fund’s portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-877-521-4083 (toll free).
22

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2023
TRUSTEES AND OFFICERS INFORMATION
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 6/16	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 – 2023); Independent Director, SSGA Fixed Income PLC (January 2009 – 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 – 2019).	54	Board Director and
Chairman, SSGA SPDR ETFs
Europe I, PLC Board
(2011 – March 2023);
Board Director and
Chairman, SSGA SPDR ETFs
Europe I, PLC
(2013 – March 2023);
Board Director, State Street Liquidity PLC (1998 – March 2023).
23

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld
Bridal Corp. (January
2016 – present);
Trustee of
Neuroscience
Research Institute
(1986 – 2017);
Trustee of Fordham
University (1989 –
1995 and 2001 –
2007) and Trustee
Emeritus (2007 –
present); Trustee
and Independent
Chairperson of GE
Funds (1993 –
February 2011);
Director, Muscular
Dystrophy
Association
(2019 – present);and Trustee of
Gregorian University
Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.
24

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
25

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice-Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – 2022) and Accounting Professor (1987 – present) at Fordham University.	54	Director– Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and
President, Russell
Investments Fund
Services, LLC
(2010 – 2023);
Director, Russell
Investment
Management, LLC,
Russell Investments
Trust Company and Russell Investments
Financial Services,
					LLC (2010 – 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
26

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2023
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: Since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurerand Principal Financial Officer	Term: Indefinite Served: since 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Arthur A. Jensen SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017)*.
John Bettencourt SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB : 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
27

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 07/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
Andrew J. Delorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).
David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel,
State Street Global Advisors
(April 2019 – present);
Vice President and Counsel,
State Street Global Advisors
(August 2015 – April 2019);
Associate, Ropes & Gray LLP
(November 2012 – August 2015).
E. Gerard Maiorana, JR. SSGA Funds Management, Inc. One Iron Street YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).
* Served in various capacities and/or with various affiliated entities during noted time period.
28

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
One Congress Street
Boston, MA 02114
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO II
ANNUAL REPORT
December 31, 2023

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Annual Report
December 31, 2023

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (Unaudited)
The State Street Navigator Securities Lending Portfolio II (the “Fund”) seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return. The Fund’s benchmark is the JP Morgan One Month U.S. Dollar LIBOR Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 5.42%, and the the return for the Index was 5.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
High yields in the short-term treasury space as well as the Fund’s allocation to non-treasury cash sectors were the primary drivers of Fund performance during the Reporting Period relative to the Index.
Over the course of 2023 the Fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. In order to reign in persistent inflation and an overheated economy, the U.S. Federal Reserve (“the Fed”) began an about-face on the previous easy monetary policy in 2022 by embarking on an aggressive rate hiking cycle. The Central Bank raised interest rates by a total of 5.25% over the past two years. This hawkish pivot roiled markets and sent yields soaring, providing a boon for the cash markets, which had seen ultra-low interest rates in prior years.
The duration of the Fund was managed in order to maximize safety and liquidity while still allowing for competitive returns. Treasury Bill yields plunged in March and April during the height of the banking crisis after a number of U.S. regional banks as well as Credit Suisse were downgraded by ratings agencies and ultimately either failed or were bought by other large banks. The incident sent shockwaves through global markets as investors feared contagion into other sectors of the global economy. Investors fled to safe-haven assets sending yields plummeting. Ultimately, the contagion story did not play out, and market volatility was calmed as early as April. In the second half of the year, short term yields held steady with one-month Bills yielding between 5.30–5.40%.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Portfolio Statistics (Unaudited)
Portfolio Composition*	December 31, 2023
Financial Company Commercial Paper	30.5%
Certificates Of Deposit	24.6
Other Notes	15.2
Asset Backed Commercial Paper	13.1
Other Repurchase Agreements	7.5
Government Agency Repurchase Agreements	6.4
Treasury Repurchase Agreements	0.9
Other Assets in Excess of Liabilities	1.8
Total	100.0%
*	As a percentage of net assets as of the date indicated. The composition will vary over time.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.2%
ASSET BACKED COMMERCIAL PAPER — 13.1%
Anglesea Funding LLC 5.48%, 1/2/2024 (a)	$ 165,000,000	$ 164,902,257
Barclays Bank PLC 5.60%, 5/23/2024 (a)	60,000,000	58,702,676
Barclays Bank PLC 5.70%, 5/6/2024 (a)	75,000,000	73,551,787
Barclays Bank PLC 5.71%, 4/2/2024	33,750,000	33,264,698
Britannia Funding Co. LLC 5.49%, 3/15/2024 (a)	50,000,000	49,414,729
Cancara Asset Securitisation LLC 5.44%, 1/8/2024	44,250,000	44,184,071
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.41%, 5.81%, 5/28/2024 (a),(b)	60,000,000	60,006,703
Concord Minutemen Capital Co. LLC 5.77%, 5/30/2024 (a)	29,250,000	29,258,574
Gotham Funding Corp. 5.65%, 2/15/2024 (a)	35,500,000	35,243,548
Ionic Funding LLC 5.48%, 1/18/2024	84,000,000	83,745,122
Legacy Capital Co. LLC SOFR + 0.39%, 5.79%, 2/15/2024 (a),(b)	75,000,000	75,017,700
Lime Funding LLC 5.60%, 2/9/2024 (a)	84,661,000	84,127,043
Longship Funding LLC 5.45%, 1/4/2024 (a)	46,750,000	46,708,493
Mountcliff Funding LLC 5.67%, 1/2/2024 (a)	75,000,000	74,955,571
Mountcliff Funding LLC SOFR + 0.46%, 5.85%, 1/2/2024 (a),(b)	50,000,000	50,000,000
Ridgefield Funding Co. LLC 5.55%, 5/28/2024 (a)	110,000,000	107,536,076
Ridgefield Funding Co. LLC 5.62%, 2/16/2024 (a)	50,000,000	49,632,387
Sheffield Receivables Co. LLC 5.43%, 4/1/2024 (a)	50,000,000	49,288,890
Versailles Commercial Paper LLC 5.67%, 4/2/2024	50,000,000	49,276,153
Victory Receivables Corp. 5.58%, 1/18/2024 (a)	75,000,000	74,776,666
		1,293,593,144
CERTIFICATES OF DEPOSIT — 24.6%
Bank of America NA 5.92%, 8/9/2024	75,000,000	75,233,450
Barclays Bank PLC SOFR + 0.50%, 5.89%, 2/9/2024 (b)	75,000,000	75,030,145
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Barclays Bank PLC 6.00%, 6/5/2024	$ 75,000,000	$ 75,141,144
BNP Paribas SA SOFR + 0.41%, 5.81%, 6/3/2024 (b)	45,000,000	45,040,701
Canada Imperial Bank of Commerce 5.50%, 12/6/2024	60,000,000	60,173,593
Canada Imperial Bank of Commerce 5.80%, 2/26/2024 (c)	50,000,000	50,013,092
Canada Imperial Bank of Commerce 5.80%, 11/12/2024	75,000,000	75,362,060
Canada Imperial Bank of Commerce 6.00%, 7/5/2024	100,000,000	100,276,506
Citibank NA 5.78%, 3/11/2024 (c)	50,000,000	50,013,880
Citibank NA 5.80%, 2/15/2024	33,750,000	33,759,870
Citibank NA 5.84%, 4/29/2024	75,000,000	75,056,915
Citibank NA 6.01%, 9/19/2024	50,000,000	50,221,864
Cooperatieve Rabobank UA 5.95%, 9/20/2024	61,000,000	61,259,106
Credit Agricole Corporate & Investment Bank 5.48%, 6/20/2024	31,250,000	31,267,766
Credit Agricole Corporate & Investment Bank 5.68%, 2/2/2024	88,000,000	88,023,273
Credit Industriel et Commercial SOFR + 0.44%, 5.84%, 1/17/2024 (b)	63,000,000	63,012,205
Landesbank Baden-Wuerttemberg 5.33%, 1/4/2024	45,000,000	44,999,919
Landesbank Baden-Wuerttemberg 5.35%, 1/5/2024	50,000,000	50,000,043
Landesbank Baden-Wuerttemberg 5.43%, 2/5/2024	50,000,000	50,001,516
Landesbank Baden-Wuerttemberg 5.43%02/6/2024	242,000,000	242,007,259
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.30%, 5.70%, 6/17/2024 (b)	39,250,000	39,251,417
Mizuho Bank Ltd. 5.74%, 2/5/2024	55,000,000	55,018,203
Mizuho Bank Ltd. SOFR + 0.41%, 5.80%, 4/11/2024 (b)	50,000,000	50,030,098
MUFG Bank Ltd. SOFR + 0.39%, 5.78%, 2/21/2024 (b)	37,500,000	37,512,347
MUFG Bank Ltd. SOFR + 0.39%, 5.78%, 3/13/2024 (b)	101,000,000	101,040,342
MUFG Bank Ltd. SOFR + 0.41%, 5.80%, 2/6/2024 (b)	41,250,000	41,261,994
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Nordea Bank Abp SOFR + 0.45%, 5.85%, 1/18/2024 (b)	$ 40,000,000	$ 40,006,786
Norinchukin Bank 5.72%, 2/12/2024	45,000,000	45,015,459
Norinchukin Bank 5.85%, 4/29/2024	100,000,000	100,096,587
Oversea-Chinese Banking Corp. Ltd. 5.65%, 1/22/2024	47,000,000	47,005,247
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.41%, 5.80%, 3/1/2024 (b)	28,250,000	28,263,021
Standard Chartered Bank SOFR + 0.47%, 5.87%, 2/6/2024 (b)	52,250,000	52,269,734
Sumitomo Mitsui Banking Corp. SOFR + 0.41%, 5.81%, 2/12/2024 (b)	48,500,000	48,515,782
Svenska Handelsbanken AB SOFR + 0.56%, 5.95%, 10/18/2024 (b)	40,000,000	40,067,905
Toronto-Dominion Bank 5.71%, 5/10/2024 (c)	75,000,000	74,927,324
Toronto-Dominion Bank SOFR + 0.50%, 5.89%, 1/24/2024 (b)	100,000,000	100,026,950
Wells Fargo Bank NA SOFR + 0.60%, 5.99%, 11/7/2024 (b)	50,000,000	50,070,004
Wells Fargo Bank NA SOFR + 0.65%, 6.05%, 7/3/2024 (b)	75,000,000	75,143,058
		2,421,416,565
FINANCIAL COMPANY COMMERCIAL PAPER — 30.5%
Australia & New Zealand Banking Group Ltd. 5.58%, 2/2/2024 (a)	50,000,000	49,740,498
Australia & New Zealand Banking Group Ltd. SOFR + 0.25%, 5.65%, 2/28/2024 (a),(b)	85,000,000	85,016,874
Banco Santander SA SOFR + 0.43%, 5.82%, 2/9/2024 (a),(b)	105,000,000	105,026,446
Bank of Montreal 5.53%, 1/16/2024	75,000,000	74,800,538
Bank of Nova Scotia SOFR + 0.66%, 6.06%, 5/31/2024 (a),(b)	75,000,000	75,108,946
BPCE SA 5.64%, 5/13/2024 (a)	50,000,000	48,987,934
BPCE SA 5.68%, 2/1/2024 (a)	53,000,000	52,731,201
BPCE SA 5.69%, 7/8/2024 (a)	110,000,000	106,920,000
Credit Industriel et Commercial SOFR + 0.45%, 5.85%, 1/8/2024 (a),(b)	104,000,000	104,010,329
DNB Bank ASA 5.08%, 2/13/2024 (a),(c)	39,500,000	39,233,513
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
DNB Bank ASA 5.49%, 8/14/2024 (a)	$ 28,500,000	$ 27,578,234
DNB Bank ASA 5.65%, 7/1/2024 (a)	75,000,000	73,010,415
DNB Bank ASA SOFR + 0.40%, 5.80%, 1/17/2024 (a),(b)	7,000,000	7,000,833
HSBC Bank PLC SOFR + 0.34%, 5.73%, 5/28/2024 (a),(b)	50,000,000	50,009,922
HSBC Bank PLC SOFR + 0.42%, 5.81%, 2/2/2024 (a),(b)	22,750,000	22,756,359
HSBC Bank PLC SOFR + 0.46%, 5.85%, 1/18/2024 (a),(b)	54,500,000	54,508,463
HSBC Bank PLC SOFR + 0.53%, 5.92%, 11/26/2024 (a),(b)	25,000,000	25,015,052
HSBC Bank PLC SOFR + 0.60%, 5.99%, 10/30/2024 (a),(b)	24,750,000	24,785,122
HSBC Bank PLC SOFR + 0.67%, 6.06%, 7/5/2024 (a),(b)	60,250,000	60,351,388
ING U.S. Funding LLC 5.60%, 5/17/2024 (a)	100,000,000	97,936,685
Macquarie Bank Ltd. 5.65%, 3/20/2024 (a)	172,000,000	169,837,908
Macquarie Bank Ltd. SOFR + 0.30%, 5.69%, 2/26/2024 (a),(b)	40,500,000	40,511,183
Macquarie Bank Ltd. SOFR + 0.35%, 5.74%, 3/26/2024 (a),(b)	20,250,000	20,258,539
Macquarie Bank Ltd. SOFR + 0.37%, 5.76%, 2/23/2024 (a),(b)	64,000,000	64,024,298
MUFG Bank Ltd. 5.57%, 1/4/2024	30,000,000	29,973,247
National Australia Bank Ltd. SOFR + 0.38%, 5.78%, 5/3/2024 (a),(b)	44,000,000	44,027,500
National Australia Bank Ltd. SOFR + 0.45%, 5.85%, 2/27/2024 (a),(b)	56,500,000	56,528,329
National Bank of Canada 5.48%, 8/16/2024 (a)	50,000,000	48,350,660
Nordea Bank Abp SOFR + 0.37%, 5.77%, 3/8/2024 (a),(b)	100,000,000	100,045,707
Nordea Bank Abp SOFR + 0.52%, 5.92%, 1/11/2024 (a),(b)	15,000,000	15,002,288
Nordea Bank Abp SOFR + 0.52%, 5.92%, 4/5/2024 (a),(b)	50,000,000	50,046,288
Royal Bank of Canada SOFR + 0.64%, 6.04%, 7/8/2024 (a),(b)	79,000,000	79,000,000
Skandinaviska Enskilda Banken AB 5.55%, 2/5/2024 (a)	50,900,000	50,617,772
Skandinaviska Enskilda Banken AB 5.62%, 4/11/2024 (a)	53,000,000	52,174,864
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Skandinaviska Enskilda Banken AB SOFR + 0.37%, 5.76%, 4/25/2024 (a),(b)	$ 100,000,000	$ 100,054,724
Skandinaviska Enskilda Banken AB SOFR + 0.52%, 5.91%, 4/12/2024 (a),(b)	40,000,000	40,035,516
Societe Generale SA 5.68%, 1/31/2024 (a)	46,500,000	46,270,908
Svenska Handelsbanken AB 5.08%, 2/12/2024 (a),(c)	47,000,000	46,690,153
Svenska Handelsbanken AB 5.60%, 8/12/2024 (a)	50,000,000	48,384,212
Svenska Handelsbanken AB 5.61%, 3/1/2024 (a)	75,000,000	74,309,140
Svenska Handelsbanken AB 5.62%, 4/10/2024 (a)	102,000,000	100,471,047
Swedbank AB SOFR + 0.40%, 5.79%, 2/26/2024 (b)	40,500,000	40,517,668
Swedbank AB SOFR + 0.41%, 5.80%, 5/6/2024 (b)	150,000,000	150,087,373
Swedbank AB SOFR + 0.50%, 5.89%, 4/23/2024 (b)	32,250,000	32,279,335
Toronto-Dominion Bank 5.51%, 2/26/2024 (a)	25,000,000	24,780,886
UBS AG 5.60%, 7/3/2024 (a)	59,000,000	57,373,644
UBS AG 5.61%, 5/16/2024 (a)	100,000,000	97,917,368
United Overseas Bank Ltd. SOFR + 0.28%, 5.67%, 6/17/2024 (b)	82,500,000	82,491,338
Westpac Banking Corp. SOFR + 0.23%, 5.63%, 2/14/2024 (a),(b)	29,500,000	29,503,937
Westpac Banking Corp. SOFR + 0.23%, 5.63%, 2/15/2024 (a),(b)	23,000,000	23,003,205
		2,999,097,789
OTHER NOTES — 15.2%
Abu Dhabi International Bank 5.32%, 1/2/2024	150,524,000	150,524,000
Bank of America NA 5.44%, 2/7/2024 (c)	15,750,000	15,743,244
Bank of America NA SOFR + 0.27%, 5.66%, 4/5/2024 (b)	42,500,000	42,509,026
Bank of Montreal 5.34%, 1/4/2024	100,000,000	100,000,000
Bank of Montreal 5.34%, 1/5/2024	50,000,000	50,000,000
KBC Bank NV 5.31%, 1/2/2024	300,000,000	300,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
Mizuho Bank Ltd. 5.32%, 1/2/2024	$ 222,000,000	$ 222,000,000
Royal Bank of Canada 5.32%, 1/2/2024	177,000,000	177,000,000
Royal Bank of Canada 5.32%, 1/3/2024	100,000,000	100,000,000
Royal Bank of Canada 5.32%, 1/4/2024	100,000,000	100,000,000
Toronto-Dominion Bank 5.32%, 1/3/2024	50,000,000	50,000,000
Toyota Motor Credit Corp. SOFR + 0.38%, 5.78%, 2/22/2024 (b)	41,250,000	41,254,546
Toyota Motor Credit Corp. SOFR + 0.55%, 5.95%, 10/16/2024 (b)	100,000,000	100,119,627
Toyota Motor Credit Corp. SOFR + 0.62%, 6.01%, 6/13/2024 (b)	50,000,000	50,044,958
		1,499,195,401
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 6.4%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Government Obligations, 0.000% – 7.500% due 08/01/2030 – 09/20/2064, valued at $82,316,642); expected proceeds $80,047,556 5.35%, 1/2/2024	80,000,000	80,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/22/2023 (collateralized by U.S Government Obligations, 1.083% – 7.500% due 11/25/2035 – 11/26/2057, valued at $19,158,304); expected proceeds $18,954,759 5.77%, 4/19/2024 (d)	18,600,000	18,600,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/22/2023 (collateralized by U.S Government Obligations, 2.000% – 4.000% due 08/26/2058 – 11/25/2060, valued at $30,900,343); expected proceeds $30,415,800 5.67%, 3/19/2024 (d)	30,000,000	30,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Government Obligations, 0.000% – 5.730% due 02/05/2024 – 09/15/2031, Resolution Funding Strips, 8.625% – 8.875% due 01/15/2030 – 04/15/2030, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 0.250% – 3.000% due 05/15/2024 – 07/15/2024, valued at $181,560,037); expected proceeds $178,105,811 5.35%, 1/2/2024	178,000,000	178,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Government Obligations, 1.500% – 7.000% due 05/01/2029 – 12/01/2054, valued at $331,500,001); expected proceeds $325,192,833 5.34%, 1/2/2024	325,000,000	325,000,000
		631,600,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS — 0.9%
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S Treasury Bond, 1.625% due 11/15/2050, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026 and U.S. Treasury Strips, 0.000% due 05/15/2030 – 02/15/2050, valued at $5,100,004); expected proceeds $5,002,967
5.34%, 1/2/2024	$ 5,000,000	$ 5,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/22/2023 (collateralized by U.S. Treasury Bonds, 1.375% – 4.750% due 02/15/2040 – 05/15/2041, valued at $12,648,062); expected proceeds $12,636,506 5.77%, 4/19/2024 (d)	12,400,000	12,400,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Note, 4.000% due 12/15/2025 , valued at $76,500,032); expected proceeds $75,044,583 5.35%, 1/2/2024	75,000,000	75,000,000
		92,400,000
OTHER REPURCHASE AGREEMENTS — 7.5%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 12/15/2023 (collateralized by various Common Stocks, and various Corporate Bonds, 3.600% – 5.250% due 04/01/2025 – 11/08/2042, valued at $43,194,387); expected proceeds $40,762,922 5.77%, 4/12/2024 (d)	40,000,000	40,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various various Corporate Bonds, 0.650% – 5.150% due 02/27/2024 – 04/15/2058, valued at $30,450,697); expected proceeds $29,017,303 5.37%, 1/2/2024	29,000,000	29,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 12/15/2023 (collateralized by collateralized by various Corporate Bonds, 2.850% – 6.110% due 03/26/2025 – 12/31/2079, valued at $27,913,701); expected proceeds $26,361,400 5.56%, 3/14/2024 (d)	26,000,000	26,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S Government Obligations, 1.487% – 9.987% due 12/25/2024 – 10/25/2054, and various Corporate Bonds, 0.583% – 7.750% due 03/01/2024 – 12/31/2099, valued at $72,410,505); expected proceeds $70,042,622 5.48%, 1/2/2024	70,000,000	70,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by various Common Stocks, valued at $46,500,471); expected proceeds $43,382,413 5.52%, 2/23/2024 (d)	43,000,000	43,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/08/2023 (collateralized by various Common Stocks, valued at $81,000,001); expected proceeds $76,418,083 5.72%, 4/5/2024 (d)	75,000,000	75,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various Common Stocks, valued at $89,640,001); expected proceeds $84,583,594 5.63%, 4/29/2024 (d)	83,000,000	83,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2023
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/05/2023 (collateralized by various Common Stocks, and Various Corporate Bonds, 1.998% – 7.800% due 12/15/2025 – 01/01/2027, valued at $26,872,061); expected proceeds $25,224,938
5.49%, 2/2/2024 (d)	$ 25,000,000	$ 25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/28/2023 (collateralized by various Common Stocks, valued at $38,443,153); expected proceeds $35,026,590 5.47%, 1/2/2024	35,000,000	35,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by various Common Stocks, valued at $74,520,035); expected proceeds $69,433,780 5.52%, 2/6/2024 (d)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by various Corporate Bonds, 1.995% – 13.375% due 07/15/2024 – 01/01/2099, valued at $62,019,853); expected proceeds $55,057,536 5.38%, 1/3/2024	55,000,000	55,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2033, U.S. Treasury Strips, 0.000% due 02/15/2024 – 02/15/2036, and various Corporate Bonds, 0.000% – 11.000% due 03/15/2024 – 01/01/2099, valued at $82,344,668); expected proceeds $75,078,458 5.38%, 1/5/2024	75,000,000	75,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various Corporate Bonds, 3.000% – 9.750% due 05/15/2025 – 04/15/2043, valued at $123,363,061); expected proceeds $108,064,680 5.39%, 1/2/2024	108,000,000	108,000,000
		733,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,666,725,997)		9,670,302,899
TOTAL INVESTMENTS — 98.2% (Cost $9,666,725,997)		9,670,302,899
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		175,739,328
NET ASSETS — 100.0%		$9,846,042,227
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 37.3% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $422,000,000 or 4.3% of net assets as of December 31, 2023.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2023
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$ —	$ 9,670,302,899	$ —	$ 9,670,302,899
TOTAL INVESTMENTS	$ —	$ 9,670,302,899	$ —	$ 9,670,302,899
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in securities, at value — unaffiliated issuers	$ 8,213,302,899
Repurchase agreements, at amortized cost	1,457,000,000
Total Investments — unaffiliated issuers	9,670,302,899
Cash	144,662,110
Interest receivable — unaffiliated issuers	37,633,210
Prepaid expenses and other assets	21,435
TOTAL ASSETS	9,852,619,654
LIABILITIES
Advisory fee payable	235,646
Administration fees payable	7,069
Custodian, sub-administration and transfer agent fees payable	5,675
Trustees’ fees and expenses payable	1,080
Professional fees payable	40,742
Distribution payable	6,075,620
Accrued expenses and other liabilities	211,595
TOTAL LIABILITIES	6,577,427
NET ASSETS	$ 9,846,042,227
NET ASSETS CONSIST OF:
Paid-in capital	$ 9,842,480,013
Total distributable earnings (loss)	$ 3,562,214
NET ASSETS	$ 9,846,042,227
NET ASSET VALUE PER SHARE
Net asset value per share	$ 1.00
Shares outstanding ($0.001 par value)	9,842,480,013
COST OF INVESTMENTS:
Investments at cost	$ 9,666,725,997
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income - unaffiliated issuers	$ 584,998,809
EXPENSES
Advisory fees	2,739,028
Administration fees	82,171
Custodian, sub-administration and transfer agent fees	1,315,854
Trustees’ fees and expenses	113,072
Professional fees	99,295
Insurance expense	38,004
Miscellaneous expenses	50,836
TOTAL EXPENSES	4,438,260
NET INVESTMENT INCOME (LOSS)	580,560,549
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	42,503
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	1,335,068
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,377,571
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 581,938,120
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/2023	Year Ended 12/31/2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 580,560,549	$ 170,401,248
Net realized gain (loss)	42,503	(80,631)
Net change in unrealized appreciation/depreciation	1,335,068	2,493,566
Net increase (decrease) in net assets resulting from operations	581,938,120	172,814,183
DISTRIBUTIONS TO SHAREHOLDERS:	(580,559,903)	(170,401,248)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	143,911,122,386	98,290,402,106
Cost of shares redeemed	(143,524,043,413)	(93,248,019,743)
Net increase (decrease) in net assets from beneficial interest transactions	387,078,973	5,042,382,363
Net increase (decrease) in net assets during the period	388,457,190	5,044,795,298
Net assets at beginning of period	9,457,585,037	4,412,789,739
NET ASSETS AT END OF PERIOD	$ 9,846,042,227	$ 9,457,585,037
SHARES OF BENEFICIAL INTEREST:
Shares sold	143,911,122,386	98,290,402,106
Shares redeemed	(143,524,043,413)	(93,248,019,743)
Net increase (decrease)	387,078,973	5,042,382,363
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0528	0.0202	0.0014	0.0064	0.0218
Net realized and unrealized gain (loss)	0.0001	(0.0019)	(0.0001)	0.0005	0.0018
Total from investment operations	0.0529	0.0183	0.0013	0.0069	0.0236
Distributions to shareholders from:
Net investment income	(0.0529)	(0.0183)	(0.0013)	(0.0069)	(0.0236)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return(b)	5.42%	1.84%	0.13%	0.69%	2.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,846,042	$9,457,585	$4,412,790	$6,624,222	$5,217,032
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	5.28%	2.02%	0.14%	0.64%	2.21%
Portfolio turnover rate	—% (c)	—% (c)	—% (c)	—% (c)	—% (c)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020 and December 31, 2019.
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements
December 31, 2023
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•       Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2023
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•       Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•       Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2023
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Fund had invested in repurchase agreements with the gross values (principal) of $1,457,000,000 and associated collateral equal to $1,538,356,020.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2024 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Fund’s Board.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2023, based on management’s evaluation of the shareholder account base, the

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2023
number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio II	1	16.60%
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 580,559,903	$ -	$ -	$ 580,559,903
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 170,401,248	$ -	$ -	$ 170,401,248

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2023
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 23,440	$(38,128)	$ -	$ 3,576,902	$ -	$ 3,562,214

As of December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Non-Expiring Short Term	Non-Expiring Long Term
$ 38,128	$ -
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$9,666,725,997	$4,338,823	$761,921	$3,576,902
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2023
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Navigator Securities Lending Portfolio II and the Board of Trustees of State Street Navigator Securities Lending Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio II (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the period from December 10, 2018 (commencement of operations) through December 31, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended , in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited)
December 31, 2023
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund’s cost in two ways:
•       Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
•       Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio II	0.04%	$1,028.30	$0.20	$1,025.00	$0.20
(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2023
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Investment  Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund's Schedule of Investment is available upon request, without charge, by calling 1-877-521-4083 (toll free).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2023
TRUSTEES AND OFFICERS INFORMATION
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 6/16	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Ireland, Ltd. (investment company) (1998 – 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 – 2023); Independent Director, SSGA Fixed Income PLC (January 2009 – 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 – 2019).	54	Board Director and
Chairman, SSGA SPDR ETFs
Europe I, PLC Board
(2011 – March 2023);
Board Director and
Chairman, SSGA SPDR ETFs
Europe I, PLC
(2013 – March 2023);
Board Director, State Street Liquidity PLC (1998 – March 2023).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld
Bridal Corp. (January
2016 – present);
Trustee of
Neuroscience
Research Institute
(1986 – 2017);
Trustee of Fordham
University (1989 –
1995 and 2001 –
2007) and Trustee
Emeritus (2007 –
present); Trustee
and Independent
Chairperson of GE
Funds (1993 –
February 2011);
Director, Muscular
Dystrophy
Association
(2019 – present);and Trustee of
Gregorian University
Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 – 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 – 2019).	54	Director, Manning & Napier Fund Inc (2021 – 2022).
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice-Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – 2022) and Accounting Professor (1987 – present) at Fordham University.	54	Director– Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and
President, Russell
Investments Fund
Services, LLC
(2010 – 2023);
Director, Russell
Investment
Management, LLC,
Russell Investments
Trust Company and Russell Investments
Financial Services,
					LLC (2010 – 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2023
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: Since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurerand Principal Financial Officer	Term: Indefinite Served: since 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present).
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Arthur A. Jensen SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017)*.
John Bettencourt SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB : 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2023
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 07/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
Andrew J. Delorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).
David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel,
State Street Global Advisors
(April 2019 – present);
Vice President and Counsel,
State Street Global Advisors
(August 2015 – April 2019);
Associate, Ropes & Gray LLP
(November 2012 – August 2015).
E. Gerard Maiorana, JR. SSGA Funds Management, Inc. One Iron Street YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).
* Served in various capacities and/or with various affiliated entities during noted time period.

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
One Congress Street
Boston, MA 02114
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Navigator Securities Lending Trust (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. John R. Costantino, Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $104,271 and $104,271, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending December 31, 2023 and December 31, 2022 the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements were $4,929 and $4,929, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were $9,540,002 and $9,327,125, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by the Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2) Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $39,000,000 and $38,000,000, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by it to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	March 7, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 7, 2024